Available-for-sale equity securities (Tables)	12 Months Ended
Mar. 31, 2016
Available-for-sale equity securities
Schedule of available-for-sale equity securities

	March 31,
	2015	2016	2016
	RMB	RMB	US$

Life Corporation Limited - listed on Australian Securities Exchange	4,205	1,607	249
Cordlife Group Limited - listed on Singapore Exchange	118,211	161,127	24,989

Total listed equity securities, at market	122,416	162,734	25,238